Non-controlling Interests - Summary of Changes in Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions			$ 12,996
Net income attributed to non-controlling interests	$ 227,846	$ 297,237	276,796
New non-controlling interests recognized in an acquisition	288
Capital contribution from non-controlling interests	20,498
Change in non-controlling interests resulting from Koolean Holding's IPO, net of issuance cost	233,347
Reclassification of redeemable non-controlling interests	206,624
Ending balance	164,411	16,482
Noncontrolling Interest [Member]
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions		2,015	7,833
Capital reduction of non-controlling interests		(28,652)
Dividend declared		(231)
Unrealized gain on available-for-sale investments	465	164
Foreign currency translation adjustment	(1,376)	2,949
Net income attributed to non-controlling interests	(10,219)	1,107	2,339
New non-controlling interests recognized in an acquisition	288
Purchase of non-controlling interests	(1,696)
Disposal of a subsidiary	80
Capital contribution from non-controlling interests	5,317
Change in non-controlling interests resulting from Koolean Holding's IPO, net of issuance cost	94,136
Reclassification of redeemable non-controlling interests	60,934
Ending balance	$ 164,411	$ 16,482	$ 39,130